UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


            Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: |_|

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Wesley Capital Management, LLC

Address:  717 5th Avenue
          14th Floor
          New York, NY 10022


13F File Number:  028-10713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Arthur Wrubel
Title:    Managing Member
Phone:    (212) 421-7002

Name:     John Khoury
Title:    Managing Member
Phone:    (212) 421-7002

Signature, Place and Date of Signing:

   /s/ Arthur Wrubel               New York, NY             November 14, 2008
-----------------------       ---------------------       ---------------------
      [Signature]                 [City, State]                  [Date]

    /s/ John Khoury               New York, NY              November 14, 2008
-----------------------       ---------------------       ---------------------
      [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:    NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              3

Form 13F Information Table Entry Total:        32

Form 13F Information Table Value Total:  $703,555
                                         (thousands)


List of Other Included Managers:


  No.       Form 13F File Number       Name
  ---       --------------------       ---------------------------------
   1.        028-13112                  Wesley Capital Master Fund, Ltd.
   2.        028-13111                  Wesley Capital QP, LP
   3.        028-13110                  Wesley Capital, LP

                                                     FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2       COLUMN 3   COLUMN 4       COLUMN 5           COLUMN 6     COL 7        COLUMN 8

                                                          VALUE      SHRS OR  SH/ PUT/    INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (X$1000)    PRN AMT  PRN CALL    DISCRETION    MNGRS     SOLE   SHARED NONE
AMERICAN CAP LTD              COM             02503Y103       60        1,000  SH  PUT  Shared-Defined  1,2,3       1,000
AMERICAN CAP LTD              COM             02503Y103      335        1,000  SH  PUT  Shared-Defined  1,2,3       1,000
AMERISTAR CASINOS INC         COM             03070Q101   21,341    1,503,937  SH       Shared-Defined  1,2,3   1,503,937
ANNALY CAP MGMT INC           COM             035710409    5,380      400,000  SH       Shared-Defined  1,2,3     400,000
CB RICHARD ELLIS GROUP INC    CL A            12497T101   35,165    2,630,140  SH       Shared-Defined  1,2,3   2,630,140
CORRECTIONS CORP AMER NEW     COM NEW         22025Y407   93,934    3,780,054  SH       Shared-Defined  1,2,3   3,780,054
FOREST CITY ENTERPRISES INC   CL A            345550107   40,624    1,324,566  SH       Shared-Defined  1,2,3   1,324,566
GEO GROUP INC                 COM             36159R103    4,313      213,400  SH       Shared-Defined  1,2,3     213,400
GENERAL GROWTH PPTYS INC      COM             370021107   26,999    1,788,000  SH       Shared-Defined  1,2,3   1,788,000
GENERAL GROWTH PPTYS INC      COM             370021107      470        2,000  SH CALL  Shared-Defined  1,2,3       2,000
GENERAL GROWTH PPTYS INC      COM             370021107    1,775       10,000  SH CALL  Shared-Defined  1,2,3      10,000
HILLTOP HOLDINGS INC          COM             432748101   19,009    1,841,984  SH       Shared-Defined  1,2,3   1,841,984
HOME DEPOT INC                COM             437076102   34,784    1,343,520  SH       Shared-Defined  1,2,3   1,343,520
IRSA INVERSIONES Y REP S A    GLOBL DEP RCPT  450047204    6,911      950,652  SH       Shared-Defined  1,2,3     950,652
ISTAR FINL INC                COM             45031U101    3,106    1,194,459  SH       Shared-Defined  1,2,3   1,194,459
MFA MTG INVTS INC             COM             55272X102   99,893   15,368,153  SH       Shared-Defined  1,2,3  15,368,153
MAGUIRE PPTYS INC             COM             559775101   28,230    4,736,594  SH       Shared-Defined  1,2,3   4,736,594
MARRIOTT INTL INC NEW         CL A            571903202   23,481      900,000  SH       Shared-Defined  1,2,3     900,000
NATIONAL CITY CORP            COM             635405103    1,750    1,000,000  SH       Shared-Defined  1,2,3   1,000,000
PHH CORP                      COM NEW         693320202   14,878    1,119,500  SH       Shared-Defined  1,2,3   1,119,500
PROSHARES TR                  ULTRASHRT FINL  74347R628   18,320      181,400  SH       Shared-Defined  1,2,3     181,400
RECKSON OPER PARTNERSHIP L P  DEB 4.000% 6/1  75621LAJ3    4,313    5,000,000 PRN       Shared-Defined  1,2,3   5,000,000
SL GREEN RLTY CORP            COM             78440X101   43,876      677,100  SH       Shared-Defined  1,2,3     677,100
STARWOOD HOTELS&RESORTS WRLD  COM             85590A401   28,713    1,020,352  SH       Shared-Defined  1,2,3   1,020,352
STRATEGIC HOTELS & RESORTS I  COM             86272T106   23,523    3,115,654  SH       Shared-Defined  1,2,3   3,115,654
SUNRISE SENIOR LIVING INC     COM             86768K106   31,100    2,255,290  SH       Shared-Defined  1,2,3   2,255,290
TAUBMAN CTRS INC              COM             876664103    4,000       80,000  SH       Shared-Defined  1,2,3      80,000
TEJON RANCH CO DEL            COM             879080109   82,903    2,231,565  SH       Shared-Defined  1,2,3   2,231,565
WACHOVIA CORP NEW             COM             929903102    2,469      705,415  SH       Shared-Defined  1,2,3     705,415
WACHOVIA CORP NEW             COM             929903102    1,000        5,000  SH  PUT  Shared-Defined  1,2,3       5,000
WELLS FARGO & CO NEW          COM             949746101      225        5,000  SH  PUT  Shared-Defined  1,2,3       5,000
WELLS FARGO & CO NEW          COM             949746101      675       10,000  SH  PUT  Shared-Defined  1,2,3      10,000







SK 22283 0001 935030